Accounting Policies - Reconciliation Net Result under IFRS-EU and IFRS-IASB (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation Net Result Eu Ifrs And Iasb Ifrs [abstract]
In accordance with IFRS-EU	€ 4,905	€ 4,651	€ 4,010
Adjustment of the EU IAS 39 carve-out	817	411	1,205
Tax effect of the adjustment	(258)	(87)	(289)
Effect of adjustment after tax	559	324	916
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	5,464	4,975	4,926
Non-controlling interests	82	75	408
In accordance with IFRS-IASB Total net result	€ 5,546	€ 5,050	€ 5,334